SHARE CAPITAL (Narrative) (Details)	1 Months Ended					12 Months Ended
	Feb. 28, 2017 CAD ($)	Jun. 30, 2016 CAD ($)	Feb. 29, 2016 CAD ($) shares	Mar. 31, 2015 CAD ($) shares	Feb. 28, 2015 CAD ($) shares	Dec. 31, 2017 USD ($) yr shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Statement [Line Items]
Common shares issued during period | shares			67,000,000	3,000,000	8,000,000
Equity issuance, share price			$ 0.015	$ 0.06	$ 0.06
Proceeds from share issuance			$ 1,005,000	$ 180,000	$ 480,000	$ 533,872	$ 887,178	$ 525,980
Cash repayments of advances and loans from related parties						$ (109,396)	$ 462,153	(118,936)
Number of units granted in share-based payment arrangement		1,750,000
Equity Issuance, Price per Unit		$ 0.12
Proceeds from issuance of units		210,000
Weighted average exercise price of warrants granted in share-based payment arrangement		$ 0.18
Number of shares issued | shares						158,689,732	153,189,732
Number of shares outstanding | shares						158,689,732	153,189,732
Number of warrants outstanding in share-based payment arrangement at beginning of period						3,625,000	875,000
Number of warrants forfeited in share-based payment arrangement							0
Gain/(loss) on derivative instruments						$ 314,317	$ (6,452)	$ 0
Expected dividend, warrants granted						$ 0
Weighted Average Number of Shares, Basic | shares						158,074,664	142,123,979
Weighted Average Number of Shares, Diluted | shares						158,074,664	142,123,979
Dilutive effect of share options on number of ordinary shares | shares						2,400,000	3,215,000
Dilutive effect of share purchase warrants on number of ordinary shares | shares						3,625,000
Arnold Kondrat [Member]
Statement [Line Items]
Common shares issued during period | shares			60,000,000	500,000	3,500,000
Proportion of ownership interest in company						46.82%
Cash repayments of advances and loans from related parties			$ 825,000
Number of shares outstanding | shares						74,300,818
First non-brokered private placement [Member]
Statement [Line Items]
Number of units granted in share-based payment arrangement	4,000,000
Equity Issuance, Price per Unit	$ 0.12
Proceeds from issuance of units	480,000
Weighted average exercise price of warrants granted in share-based payment arrangement	$ 0.18
Second non-brokered private placement [Member]
Statement [Line Items]
Number of units granted in share-based payment arrangement	1,500,000
Equity Issuance, Price per Unit	$ 0.13
Proceeds from issuance of units	195,000
Weighted average exercise price of warrants granted in share-based payment arrangement	$ 0.18
Bottom of range [Member]
Statement [Line Items]
Risk free interest rate, warrants granted						0.48%
Expected volatility, warrants granted						112.46%
Expected life, warrants granted | yr						1
Top of range [Member]
Statement [Line Items]
Risk free interest rate, warrants granted						1.66%
Expected volatility, warrants granted						179.41%
Expected life, warrants granted | yr						2